Earnings (Loss) Per Share - Summary of Computation of Basic and Diluted Net Income Per Share (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to Cango Inc.'s shareholders	¥ (1,111,207,883)	$ (161,109,996)	¥ (8,544,352)	¥ 3,369,517,847
Class A ordinary shares [Member]
Numerator:
Net income (loss) attributable to Cango Inc.'s shareholders	¥ (815,323,647)	$ (118,210,814)	¥ (6,374,737)	¥ 2,513,009,017
Denominator:
Number of shares used for Basic EPS computation	201,100,000	201,100,000	216,280,000	224,100,000
Basic EPS | (per share)	¥ (4.05)	$ (0.59)	¥ (0.03)	¥ 11.21
Numerator:
Net income (loss) attributable to ordinary shareholders	¥ (815,323,647)	$ (118,210,814)	¥ (6,374,737)	¥ 2,522,647,912
Reallocation of net income attributable to participating securities | ¥				846,869,935
Reallocation of net income as a result of conversion of Class B to Class A shares	(295,884,236)	(42,899,182)	(2,169,615)
Net income (loss) attributable to ordinary shareholders for diluted EPS	¥ (1,111,207,883)	$ (161,109,996)	¥ (8,544,352)	¥ 3,369,517,847
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	201,100,000	201,100,000	216,280,000	224,100,000
Conversion of Series A-2preferred shares to ordinary shares				76,380,000
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72.98	72.98	73.61
Adjustments for dilutive share options			0	3,420,000
Number of shares used for diluted EPS computation	274,080,000.00	274,080,000.00	289,890,000	303,900,000
Diluted EPS | (per share)	¥ (4.05)	$ (0.59)	¥ (0.03)	¥ 11.09
Earnings (losses) per share – ADS:
Denominator used for earnings (losses) per ADS – basic	100.55	100.55	108.14	112.05
Denominator used for earnings (losses) per ADS – diluted	137.04	137.04	144.95	151.95
Earnings (losses) per ADS – basic | (per share)	¥ (8.11)	$ (1.18)	¥ (0.06)	¥ 22.43
Earnings (losses) per ADS – diluted | (per share)	¥ (8.11)	$ (1.18)	¥ (0.06)	¥ 22.18
Class B ordinary shares [Member]
Numerator:
Net income (loss) attributable to Cango Inc.'s shareholders	¥ (295,884,236)	$ (42,899,182)	¥ (2,169,615)	¥ 856,508,830
Denominator:
Number of shares used for Basic EPS computation	72,980,000	72,980,000	73,610,000	76,380,000
Basic EPS | (per share)	¥ (4.05)	$ (0.59)	¥ (0.03)	¥ 11.21
Numerator:
Net income (loss) attributable to ordinary shareholders	¥ (295,884,236)	$ (42,899,182)	¥ (2,169,615)	¥ 846,869,935
Net income (loss) attributable to ordinary shareholders for diluted EPS	¥ (295,884,236)	$ (42,899,182)	¥ (2,169,615)	¥ 846,869,935
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	72,980,000	72,980,000	73,610,000	76,380,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	72,980,000	72,980,000	73,610,000	76,380,000
Diluted EPS | (per share)	¥ (4.05)	$ (0.59)	¥ (0.03)	¥ 11.09